Trading Assets - Summary of Geographic Breakdown Trading Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Trading loans	$ 13,829	$ 14,334
Hedge To Loan-based Credit Total Return Swaps [member]
Disclosure of financial assets [line items]
Trading loans	$ 5,559	$ 6,071